Accumulated Other Comprehensive Income - Changes in AOCI, including Reclassification Adjustments (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities, Before-Tax Amount:
Derivatives	$ (63.7)	[1]	$ 47.6	[1]	$ 41.8	$ 171.2	$ 1.7
Net unrealized gains/losses on Other	13.1		(8.0)		(7.3)	5.6	(23.2)
Change in OTTI, before tax	44.8		50.2		52.2	165.4	(44.7)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(66.6)		(365.9)
DAC/VOBA	1,618.1	[2]	(660.3)	[2]	(581.3)	(951.3)	(1,041.0)
Sales inducements	84.3		(57.1)		(67.1)	15.1	(75.7)
Net realized gains/losses on available-for-sale securities	(2,623.3)		1,646.0
Change in unrealized gains/losses on securities, before tax					1,659.1	1,655.4	3,377.3
Derivatives, Before-Tax Amount:
Net unrealized capital gains/losses arising during the period, Before-Tax Amount	(63.7)	[1]	47.6	[1]	41.8	171.2	1.7
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	(1.6)
Net unrealized gains/losses on derivatives	(65.3)		47.6
Pension and other post-employment benefit liability	(10.3)		(11.0)		(21.4)	78.9	(3.9)
Pension and other post-employment benefit liability, Before-Tax Amount:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(10.3)	[3]	(11.0)	[3]
Net pension and other post-employment benefit liability	(10.3)		(11.0)		(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(2,698.9)		1,682.6		1,689.9	1,899.7	3,328.7
Available-for-sale securities, Income Tax:
Net unrealized gains/losses on securities					(563.4)	(192.5)	(1,029.5)
Net unrealized gains/losses on Other	(4.5)		2.8
Change in OTTI, Income Tax	(15.6)		(17.6)		(18.3)	(57.9)	15.6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	23.2		128.1
Change in pension and other postretirement benefits liability	3.6		3.8		7.5	(27.6)	1.4
DAC/VOBA	(562.5)		231.1
Sales inducements	(29.3)		20.0
Net realized gains/losses on available-for-sale securities	911.9		(563.2)
Derivatives, Income Tax:
Net unrealized capital gains/losses arising during the period, Income Tax	22.1		(16.7)
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	0.6
Net unrealized gains/losses on derivatives	22.7		(16.7)
Pension and other post-employment benefit liability, Income Tax:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	3.6		3.8
Net pension and other post-employment benefit liability	3.6		3.8		7.5	(27.6)	1.4
Other comprehensive income (loss)	938.2		(576.1)		(574.2)	(278.0)	(1,012.5)
Available-for-sale securities, After-Tax Amount:
Change in unrealized gains/losses on securities, after tax					1,095.7	1,462.9	2,347.8
Net unrealized gains/losses on Other	8.6		(5.2)
Change in OTTI, after tax	29.2		32.6		33.9	107.5	(29.1)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(43.4)		(237.8)
Pension and other post-employment benefit liability, after tax	(6.7)		(7.2)		(13.9)	51.3	(2.5)
DAC/VOBA	1,055.6		(429.2)
Sales inducements	55.0		(37.1)
Net realized gains/losses on available-for-sale securities	(1,711.4)		1,082.8
Derivatives, After-Tax Amount:
Net unrealized capital gains/losses arising during the period, After-Tax Amount	(41.6)		30.9
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	(1.0)		0
Net unrealized gains/losses on derivatives	(42.6)		30.9
Pension and other post-employment benefit liability, After-Tax Amount:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(6.7)		(7.2)
Change in pension and other postretirement benefits liability	(6.7)		(7.2)		(13.9)	51.3	(2.5)
Net change in AOCI, after tax	(1,760.7)		1,106.5		1,115.7	1,621.7	2,316.2
Fixed maturities
Available-for-sale securities, Before-Tax Amount:
Net unrealized gains/losses on securities	(4,316.0)		2,673.7		2,264.0	2,457.2	4,471.5
Available-for-sale securities, Income Tax:
Net unrealized gains/losses on securities	1,500.3		(922.9)	[4]
Available-for-sale securities, After-Tax Amount:
Net unrealized gains/losses on securities	(2,815.7)		1,750.8
Equity securities
Available-for-sale securities, Before-Tax Amount:
Net unrealized gains/losses on securities	(1.0)		13.4		9.0	(42.4)	44.0
Available-for-sale securities, Income Tax:
Net unrealized gains/losses on securities	0.3		(4.7)
Available-for-sale securities, After-Tax Amount:
Net unrealized gains/losses on securities	$ (0.7)		$ 8.7

[1]	See the Derivative Financial Instruments Note to these Condensed Consolidated Financial Statements for additional information.
[2]	See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Condensed Consolidated Financial Statements for additional information.
[3]	See the Employee Benefits Obligations Note to these Condensed Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
[4]	Amount includes $12.0 release of valuation allowance. See Income Taxes Note to these Condensed Consolidated Financial Statements for additional information.